Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Apr. 29, 2017 USD ($)	Apr. 30, 2016 USD ($)	May 02, 2015 USD ($)
Cash flows from operating activities:
Net income (loss)	$ 22,023	$ (24,446)	$ 36,596
Net income (loss) from discontinued operations		(39,146)	3,724
Net income from continuing operations	22,023	14,700	32,872
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization (including amortization of deferred financing fees)	119,837	139,138	149,143
Stock-based compensation expense	6,299	14,201	16,875
Impairment charges	349	3,991	366
Deferred taxes	28,534	34,604	(3,858)
Loss on disposal of property and equipment	1,262	2,428	4,605
Net decrease in other long-term liabilities	(14,602)	(48,025)	(4,201)
Pension contributions		(12,707)	(13,667)
Pension reclassification		20,802	7,317
Net (increase) decrease in other non-current assets	872	(3,405)	1,019
Changes in operating assets and liabilities, net	(19,331)	29,960	(191,201)
Net cash flows provided by (used in) operating activities	145,243	195,687	(730)
Cash flows from investing activities:
Purchases of property and equipment	(96,258)	(94,274)	(94,805)
Net cash flows used in investing activities	(96,258)	(94,274)	(94,805)
Cash flows from financing activities:
Proceeds from credit facility	1,140,178	929,500	349,400
Payments on credit facility	(1,122,478)	(882,300)	(349,400)
Cash dividends paid	(43,887)	(46,056)
Treasury stock repurchase plan	(23,281)	(26,718)
Purchase of treasury stock related to stock-based compensation	(2,694)	(4,004)	(10,607)
Payment of new credit facility related fees	(474)	(5,701)
Proceeds from exercise of common stock options	312	1,303	1,282
Excess tax benefit from stock-based compensation	1,579	1,838	1,865
Cash dividends paid for long-term incentive awards	(85)
Cash settlement of equity award		(8,022)
Cash dividends paid to preferred shareholders	0	(3,941)	(16,026)
Inducement fee paid upon conversion of Series J preferred stock		(3,657)
Payment of Junior Seller Note			(127,250)
Acquisition of preferred membership interests			(76,175)
Net proceeds from Microsoft commercial agreement financing arrangement			57,161
Net cash flows used in financing activities	(50,830)	(47,758)	(169,750)
Cash flows from discontinued operations:
Operating cash flows		(86,384)	50,926
Investing cash flows		(11,764)	(51,452)
Financing cash flows (including cash at date of Spin-Off)		(16,029)
Net cash flows used in discontinued operations		(114,177)	(526)
Net decrease in cash and cash equivalents	(1,845)	(60,522)	(265,811)
Cash and cash equivalents at beginning of period	13,838	74,360	340,171
Cash and cash equivalents at end of period	11,993	13,838	74,360
Cash and cash equivalents of discontinued operations			(59,714)
Cash and cash equivalents at end of period	11,993	13,838	14,646
Changes in operating assets and liabilities, net:
Receivables, net	57,623	(64,652)	44,715
Merchandise inventories, net	(13,186)	62,015	(36,448)
Prepaid expenses and other current assets	4,096	(11,947)	(28,228)
Accounts payable, accrued liabilities and gift card liabilities	(67,864)	44,544	(171,240)
Changes in operating assets and liabilities, net	(19,331)	29,960	(191,201)
Interest	5,487	12,217	16,548
Income taxes (net of refunds)	(16,859)	16,107	95,584
Non-cash financing activity:
Accrued dividends for long-term incentive awards	$ 577	451
Dividends to preferred stockholders paid in shares		1,783
Issuance of common stock upon conversion of Series J preferred stock		$ 200,262
Accrued dividends on redeemable preferred stock			3,941
Acquisition of preferred membership interests for 2,737 shares of common stock of Barnes & Noble, Inc.			$ 76,175